Annual Report

Josephthal

                        JOSEPHTHAL STRATEGIC GROWTH FUND


                                                                OCTOBER 31, 2000

                                                                    AUDITED
                                                                    FINANCIAL
                                                                    STATEMENTS


[LOGO OF STRATEGIC GROWTH FUND]                            NORTH AMERICAN FUNDS

JOSEPHTHAL STRATEGIC GROWTH FUND
Chairman's Message

-------------------------------------------------------------------------------

Dear Shareholder,

As Chairman and CEO of Josephthal & Co. Inc., I extend a warm welcome to you as a shareholder of the Josephthal Strategic Growth Fund. The following paragraphs include an economic outlook as well as general market commentary from The Josephthal Strategic Growth Fund's lead portfolio manager, Mr. Howard Schachter.

The Josephthal Strategic Growth Fund's Class A performance from its inception on September 18th through the fiscal year, ended October 31, 2000, was -1.20%. The Fund, designed to invest in companies for the fastest growing sectors in the economy (ie, technology, health care, specialty retailing), has maintained a large cash position and utilized active hedging techniques as part of a defensive strategy to successfully weather the uncertain and volatile marketplace since its inception.

This past year, rising oil prices, a weak Euro, and a string of earnings and revenue disappointments by a number of large US multi-national companies led to an extremely volatile equity market. With regard to the general economic outlook, we remain cautious in the short term due to a number of circumstances that have arisen recently. As mentioned above, rising energy prices throughout 2000 hint of a possible inflationary environment for 2001 at a time when there are indications that the economy is entering a slowdown period. This economic slowdown is evidenced by a downward revision by Wall Street analysts of corporate earnings estimates for 2001, as well as a reduction in the expenditures corporations are spending on capital improvements (such as computer and phone system upgrades). Inventories have risen to historically high levels and will have to be worked down before traditional growth can resume. Consumer sentiment in the short term is negative, while consumer debt is near or at all time high levels.

Despite these conditions, we believe that the long-term prospects in both the U.S. and abroad remain bright as the economy will likely have a soft landing with corporate earnings potentially rising 5-10% next year. We expect the Fed to begin monetary easing soon with the probability of rate cuts early in 2001, which should help investor psychology significantly. This bodes well for traditional growth stocks in which the Fund primarily invests.

With the Josephthal Strategic Growth Fund's significant cash reserves and a hedged select stock portfolio of some of the nation's leading growth companies, we believe the Fund is well positioned to take advantage of the opportunities created by today's depressed market conditions when conditions dictate a more positive investment approach.

Thank you for investing in the Josephthal Strategic Growth Fund, a portfolio of the North American Funds, managed by Josephthal & Co. Inc. We look forward to serving your investment needs in the New Year and in the years ahead.

Sincerely,


/s/ Paul Fitzgerald
Paul Fitzgerald
Chairman & CEO
Josephthal & Co. Inc.

Report of Independent Accountants
-------------------------------------------------------------------------------

To the Trustees of the North American Funds and the Shareholders of Josephthal Strategic Growth Fund:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Josephthal Strategic Growth Fund (the "Fund") at October 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the period September 18, 2000 (commencement of operations) through October 31, 2000, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 2000 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
December 27, 2000

JOSEPHTHAL STRATEGIC GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES - OCTOBER 31, 2000

--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value. Cost $39,529,793 (See
accompanying Portfolio of Investments) (Note 2)..................  $39,140,719
Cash.............................................................          442
Receivables:
 Investments sold................................................      143,306
 Fund shares sold................................................      177,404
 Dividends.......................................................        1,812
 Interest........................................................        4,802
 From adviser....................................................        5,553
Other assets.....................................................       51,657
                                                                    -----------
  Total assets...................................................   39,525,695
                                                                   -----------
LIABILITIES:
Payables:
 Investments purchased...........................................    1,532,945
 Fund shares redeemed............................................       54,501
 Custodian and transfer agent fees...............................       27,940
 Distribution fee................................................        7,815
 Other accrued expenses..........................................       17,130
                                                                    -----------
  Total liabilities .............................................    1,640,331
                                                                    -----------
NET ASSETS.......................................................  $37,885,364
                                                                    -----------
NET ASSETS CONSIST OF:
 Undistributed net investment income/(loss) (Note 2).............     $101,121
 Accumulated undistributed net realized gain (loss) on
 investments and written options.................................      (55,684)
 Unrealized appreciation (depreciation) on investments...........     (389,074)
 Capital shares at par value of $.001 (Note 3)...................        3,836
 Additional paid-in capital......................................   38,225,165
                                                                    -----------
  Net assets.....................................................  $37,885,364
                                                                    -----------

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
STATEMENT OF ASSETS AND LIABILITIES continued - OCTOBER 31, 2000

--------------------------------------------------------------------------------

NET ASSET VALUES:
Class A Shares
 Net assets at value............................................... $28,191,209
 Shares outstanding................................................   2,853,967
Net asset value (NAV) and redemption price per share...............       $9.88
                                                                          -----
Public offering price per share (100/94.25 of NAV)
 On sales of $100,000 or more the offering price is reduced........      $10.48
                                                                         ------
Class B Shares
 Net assets at value...............................................  $8,388,805
 Shares outstanding................................................     850,046
Net asset value, offering price and redemption price per share.....       $9.87
                                                                          -----
Class C Shares
 Net assets at value...............................................  $1,305,350
 Shares outstanding................................................     132,245
Net asset value, offering price and redemption price per share.....       $9.87
                                                                          -----

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
STATEMENT OF OPERATIONS - FOR THE PERIOD ENDED OCTOBER 31, 2000

--------------------------------------------------------------------------------

                                                             September 18, 2000*
                                                                   through
                                                              October 31, 2000
                                                             -------------------
INVESTMENT INCOME:
 Interest...................................................            $169,122
 Dividends..................................................               1,937
                                                                      ---------
 Total income...............................................             171,059
                                                                      ---------
EXPENSES:
 Distribution for Class A...................................               9,413
 Distribution for Class B...................................               8,104
 Distribution for Class C...................................               1,126
 Investment adviser fee (Note 5)............................              32,512
 Custodian fee..............................................               1,925
 Transfer agent fee.........................................              26,015
 Accounting/administration..................................              10,578
 Audit and legal fees.......................................               4,601
 Miscellaneous..............................................              10,319
                                                                      ---------
 Expenses before reimbursement by investment adviser........             104,593
 Reimbursement of expenses by investment adviser (Note 5)...              34,655
                                                                      ---------
  Net expenses..............................................              69,938
                                                                      ---------
  Net investment income.....................................             101,121
                                                                      ---------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
 Net realized gain (loss) on:
 Investment transactions....................................             (64,359)
 Written options............................................               8,675
 Change in unrealized appreciation (depreciation) on
 investments................................................            (389,074)
                                                                      ---------
  Net loss on investments...................................            (444,758)
                                                                      ---------
   Net decrease in net assets resulting from operations.....           ($343,637)
                                                                      ---------

---------------------
*  Commencement of operations

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
STATEMENT OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------

                                                           For The Period From
                                                           September 18, 2000*
                                                                 through
                                                            October 31, 2000
                                                           -------------------
OPERATIONS:
 Net investment income....................................            $101,121
 Net realized gain (loss) on investment transactions......             (64,359)
 Net realized gain (loss) on written options..............               8,675
 Change in unrealized appreciation/(depreciation) on
 investments..............................................            (389,074)
                                                           -------------------
Net decrease in net assets resulting from operations......            (343,637)
Increase in net assets from capital share transactions
(Note 3)..................................................          38,229,001
                                                           -------------------
Increase in net assets....................................          37,885,364
Net assets at beginning of period.........................                   -
                                                           -------------------
Net assets at end of period...............................         $37,885,364
                                                           -------------------

---------------------
*  Commencement of Operations

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
FINANCIAL HIGHLIGHTS (For a Share Outstanding Throughout the Period)

--------------------------------------------------------------------------------


                                                Period from 9/18/00 *
                                                   through 10/31/00
                                                 ---------------------------
                                                 Class A   Class B   Class C
-----------------------------------------------------------------------------
Net Asset Value, Beginning of Period              $10.00    $10.00    $10.00
-----------------------------------------------------------------------------
Investment Operations:
 Net investment income**                            0.03      0.03      0.03
 Net realized and unrealized loss on investments   (0.15)    (0.16)    (0.16)
                                                 ---------------------------
 Total from investment operations                  (0.12)    (0.13)    (0.13)
-----------------------------------------------------------------------------
Net Asset Value, End of Period                     $9.88     $9.87     $9.87
-----------------------------------------------------------------------------
Total Return                                      (1.20%)+  (1.30%)+ (1.30%)+
-----------------------------------------------------------------------------
Ratios/Supplemental Data
 Net assets, end of period (000's)               $28,191    $8,389    $1,305
-----------------------------------------------------------------------------
 Ratio of net expenses to average net assets       1.77%#    2.42%#    2.42%#
-----------------------------------------------------------------------------
 Ratio of net investment income to average net
 assets                                            2.94%#    2.32%#    2.34%#
-----------------------------------------------------------------------------
 Portfolio turnover rate                             98%+      98%+      98%+
-----------------------------------------------------------------------------
 Expense ratio before fee waiver by adviser        2.69%#    3.35%#    3.35%#
-----------------------------------------------------------------------------

* Commencement of Operations
+ Not annualized
# Annualized
** Net investment income per share has been calculated using the average share method.

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS - October 31, 2000

--------------------------------------------------------------------------------

                                        Shares       Value
                                        ------       -----

COMMON STOCKS - 26.28%
Biotechnology - 1.67%
Amgen, Inc.*                             7,500 $   434,531
Lexicon Genetics, Inc.*                  5,000     100,625
Sangstat Medical Corp.*                 12,000     120,000
                                               -----------
                                                   655,156

Commerical Services & Supplies - 0.40%
Cendant Corp.*                          13,000     156,000
                                               -----------

Communications Equipment - 4.23%
ADC Telecommunications, Inc.*           10,000     213,750
Antec Corp.*                            10,000     126,875
Avanex Corp.*                            1,500     152,344
Avaya, Inc.*                               416       5,590
C-Cor.net Corporation*                  10,000     156,250
Cabletron Systems Inc*                   5,000     135,625
Cisco Systems, Inc.*                     5,000     269,375
Lucent Technologies, Inc.                5,000     116,563
Motorola, Inc.                           9,000     224,438
Stratos Lightwave, Inc.*                 5,000     132,188
Tellabs, Inc.*                           2,500     124,844
                                               -----------
                                                 1,657,842

Computers & Peripherals - 3.16%
Compaq Computer Corp.                    5,000     152,050
Dell Computer Corp.*                     5,000     147,500
EMC Corp.*                               2,000     178,125
Finisar Corp.*                           5,000     144,063
Gateway, Inc.*                           2,500     129,025
International Business Machines Corp.    5,000     487,800
                                               -----------
                                                 1,238,563

Financial Services - 0.34%
Citigroup, Inc.                          2,500     131,563
                                               -----------

Diversified Telecommunications - 0.88%
AT&T Corp.                               5,000     115,938
Nortel Networks Corp.                    5,000     227,500
                                               -----------
                                                   343,438

Electrical Equipment - 0.65%
Flextronics International*               5,000     190,000
Harris Corp.                             2,000      63,375
                                               -----------
                                                   253,375

Electronic Equipment - 1.18%
Applied Micro Circuits Corp.*            2,000     152,750
Kemet Corp.*                             7,500     209,063
Zygo Corp.*                              2,000      99,000
                                               -----------
                                                   460,813

Food Products - 0.47%
Dreyers Grand Ice Cream, Inc.            7,500     184,688
                                               -----------

Health Care Equipment - 0.26%
Apria Healthcare Group, Inc.*            5,000     100,000
                                               -----------

                                    Shares       Value
                                    ------       -----

Internet Software & Services - 0.70%
Critical Path, Inc.*                 2,500 $   121,406
Verticalnet, Inc.*                   5,500     153,398
                                           -----------
                                               274,804

Media - 1.13%
Walt Disney Company                  5,000     179,063
USA Networks, Inc.*                 13,000     263,250
                                           -----------
                                               442,313

Multiline Retail - 1.00%
BJs Wholesale Club, Inc.*            5,000     164,688
Wal Mart Stores, Inc.                5,000     226,875
                                           -----------
                                               391,563

Pharmaceuticals - 1.38%
Bristol Myers Squibb Co.             5,000     304,688
Pfizer, Inc.                         2,500     107,969
Schering Plough Corp.                2,500     129,219
                                           -----------
                                               541,875

Semiconductor Equipment & Products - 5.84%
Advanced Micro Devices, Inc.*       13,000     294,125
Altera Corp.*                        6,000     245,625
Atmel Corp.*                         7,500     112,031
Cypress Semiconductor Corp.*         5,000     187,188
Integrated Silicon Solution*         8,000     107,000
Intel Corp.                          2,500     112,500
Lattice Semiconductor Corp.*        10,000     291,875
Microchip Technology, Inc.*          4,000     126,500
Microsemi Corp.*                     2,500     100,000
Novellus Systems, Inc.*              3,000     122,813
PMC Sierra, Inc.*                    1,500     254,250
Silicon Storage Technology, Inc.*    5,000     113,750
Xilinx, Inc.*                        3,000     217,306
                                           -----------
                                             2,284,963

Software - 1.73%
Microsoft Corp.*                     3,000     206,625
New Era Of Networks, Inc.*           5,000      77,813
Oracle Corp.*                        5,000     165,000
Peoplesoft, Inc.*                    2,500     109,102
Verity, Inc.*                        5,000     117,500
                                           -----------
                                               676,040

Specialty Retail - 1.26%
Bed Bath & Beyond, Inc.*             2,500      64,531
Home Depot, Inc.                    10,000     430,000
                                           -----------
                                               494,531
                                           -----------
TOTAL COMMON STOCKS
(Cost $10,736,126)                         $10,287,527
                                           -----------
COMMON STOCK UNITS - 0.52%
Unit Investment Trust - 0.52%
NASDAQ 100 Share Index               2,500 $   204,258
                                           -----------
TOTAL COMMON STOCK UNITS
(Cost $202,087)                            $   204,258
                                           -----------

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued

--------------------------------------------------------------------------------


-----------------------------------------------------
PUT OPTIONS - 1.76%
-----------------------------------------------------
                                    Number of
                                    Contracts  Value
                                    --------- -------
ADC Telecommunications, Inc.
 Strike Price $25.00, Exp. 11/18/01     50    $21,250
 Strike Price $22.50, Exp. 11/18/00     50     13,125
Advanced Micro Devices, Inc.
 Strike Price $22.50, Exp. 11/18/00     30      4,875
 Strike Price $17.50, Exp. 11/18/00     50        313
 Strike Price $20.00, Exp. 11/18/00     50      2,813
Altera Corp.
 Strike Price $35.00, Exp. 11/18/00     25      2,188
 Strike Price $30.00, Exp. 11/18/00     35        219
Amgen, Inc.
 Strike Price $50.00, Exp. 12/16/00     25      7,500
 Strike Price $55.00, Exp. 12/16/00     50     23,750
Antec Corp.
 Strike Price $12.50, Exp. 12/16/00    100     24,050
Applied Micro Circuits Corp.
 Strike Price $62.50, Exp. 11/18/00     20      5,625
Apria Healthcare Group, Inc.
 Strike Price $17.50, Exp. 11/18/00     50        625
A T & T Corp.
 Strike Price $25.00, Exp. 12/16/00     50     16,250
Atmel Corp.
 Strike Price $15.00, Exp. 11/18/00     75      7,969
Avanex Corp.
 Strike Price $85.00, Exp. 11/18/00     15      7,313
Bed Bath & Beyond, Inc.
 Strike Price $25.00, Exp. 11/18/00     50      5,000
BJs Wholesale Club, Inc.
 Strike Price $30.00, Exp. 12/16/00     50      4,688
Bristol Myers Squibb Co.
 Strike Price $55.00, Exp. 11/18/00     50      2,500
C-COR.net Corp.
 Strike Price $12.50, Exp. 11/18/00    100      1,875
Cabletron Systems, Inc.
 Strike Price $27.50, Exp. 11/18/00     50     10,625
Cisco Systems, Inc.
 Strike Price $65.00, Exp. 11/18/00     50     55,000
Citigroup, Inc.
 Strike Price $50.00, Exp. 12/16/00     25      4,219
Compaq Computer Corp.
 Strike Price $27.50, Exp. 11/18/00     50      1,750
Cree, Inc.
 Strike Price $90.00, Exp. 11/18/00     10      4,000
Critical Path, Inc.
 Strike Price $35.00, Exp. 11/18/00     25      1,250
Dell Computer Corp.
 Strike Price $27.50, Exp. 12/16/00     50      8,438
Walt Disney Company
 Strike Price $37.50, Exp. 11/18/00     50     11,875
EMC Corp.
 Strike Price $90.00, Exp. 11/18/00     20     11,750

                                     Number of
                                     Contracts  Value
                                     --------- -------
Finisar Corp.
 Strike Price $30.00, Exp. 11/18/00      50    $20,000
Flextronics Int'l. Ltd.
 Strike Price $35.00, Exp. 12/16/00      50     14,688
Gateway, Inc.
 Strike Price $45.00, Exp. 11/18/00      25      2,125
Harris Corp.
 Strike Price $25.00, Exp. 02/17/01      30      1,125
Home Depot, Inc.
 Strike Price $50.00, Exp. 11/18/00      50     35,000
 Strike Price $35.00, Exp. 01/20/01      50      3,750
Integrated Silicon Solution
 Strike Price $12.50, Exp. 11/18/00      80     10,740
Intel Corp.
 Strike Price $45.00, Exp. 11/18/00      25      6,563
International. Business Machines
 Strike Price $90.00, Exp. 12/16/00      50     13,588
Kemet Corp.
 Strike Price $25.00, Exp. 01/20/01      75     15,000
Lattice Semiconductor Corp.
 Strike Price $25.00, Exp. 12/16/00      50      7,500
 Strike Price $22.50, Exp. 11/18/00      50        625
Lexicon Genetics, Inc.
 Strike Price $17.50, Exp. 11/18/00      50      7,025
Lucent Technologies, Inc.
 Strike Price $22.50, Exp. 11/18/00      50      5,000
Microchip Technology, Inc.
 Strike Price $30.00, Exp. 11/18/00      40      6,250
Microsemi Corp.
 Strike Price $40.00, Exp. 11/18/00      25      8,125
Microsoft Corp.
 Strike Price $60.00, Exp. 11/18/00      30      1,500
Motorola, Inc.
 Strike Price $22.50, Exp. 11/18/00      50      2,500
 Strike Price $20.00, Exp. 11/18/00      50      1,250
New Era of Networks, Inc.
 Strike Price $15.00, Exp. 11/18/00      50      5,313
Nortel Networks Corp.
 Strike Price $65.00, Exp. 11/18/00      25     52,813
 Strike Price $60.00, Exp. 11/18/00      25     37,188
Novellus Systems, Inc.
 Strike Price $30.00, Exp. 11/18/00      30        375
Oracle Corp.
 Strike Price $35.00, Exp. 11/18/00      50     16,250
Peoplesoft, Inc.
 Strike Price $42.50, Exp. 11/18/00      25      5,625
Pfizer, Inc.
 Strike Price $42.50, Exp. 11/18/00      25      3,125
PMC Sierra, Inc.
 Strike Price $180.00, Exp. 11/18/00     15     26,250
Schering Plough Corp.
 Strike Price $50.00, Exp. 11/18/00      25      2,813

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
PORTFOLIO OF INVESTMENTS - October 31, 2000 - continued

--------------------------------------------------------------------------------

                                    Number of
                                    Contracts  Value
                                    --------- --------
Silicon Storage Technology, Inc.
 Strike Price $20.00, Exp. 11/18/00     50    $  5,000
Stratos Lightwave, Inc.
 Strike Price $35.00, Exp. 11/18/00     35      29,750
Tellabs, Inc.
 Strike Price $40.00, Exp. 11/18/00     25         781
USA Networks, Inc.
 Strike Price $20.00, Exp. 11/18/00     30       2,438
 Strike Price $17.50, Exp. 12/16/00     75       2,344
Verity, Inc.
 Strike Price $25.00, Exp. 11/18/00     50      15,000
Verticalnet, Inc.
 Strike Price $25.00, Exp. 12/16/00     55      17,188
Wal Mart Stores, Inc.
 Strike Price $45.00, Exp. 12/16/00     50      13,750
Xilinx, Inc.
 Strike Price $65.00, Exp. 11/18/00     30       6,000
Zigo Corp.
 Strike Price $60.00, Exp. 11/18/00     20      23,492
                                              --------
TOTAL PUT OPTIONS (Cost $634,617)             $688,684
                                              --------

--------------------------------------------------------------------------------
CALL OPTIONS - 0.06%

-------------------------------------------------------------------------
                                                   Number of
                                                   Contracts     Value
                                                   ---------- -----------
Cypress Semiconductor Corp.
 Strike Price $35.00, Exp. 11/18/00 (Cost $17,963)         50 $    21,250
                                                              -----------

                                                     Shares      Value
                                                   ---------- -----------
SHORT TERM INVESTMENTS - 71.38%
SSGA Money Market Fund
 (Cost $27,939,000)                                27,939,000 $27,939,000
                                                              -----------
TOTAL INVESTMENTS
 (Cost $39,529,793)                                           $39,140,719
                                                              ===========

* non-income producing

    The accompanying notes are an integral part of the financial statements.

JOSEPHTHAL STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1. ORGANIZATION OF THE FUND. The Josephthal Strategic Growth Fund ("the Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Fund is a series of the North American Funds which is comprised of twenty three other portfolios which are not included in this report.

The Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of 5.75%. Class B and Class C shares are sold without an initial sales charge. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time shares are held. Class C shares are sold with a contingent deferred sales charge of 1% in the first year after purchase. The redemption price per share may differ from the net asset value per share. Class B shares will automatically convert to Class A shares of the same portfolio eight years after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class has exclusive voting rights with respect to its distribution plan (See Note 5). Investment income, realized and unrealized capital gains and losses and common expenses of each portfolio of North American Funds are allocated on a pro-rata basis to each class based on their relative net assets.

American General Asset Management ("AGAM"), a subsidiary of American General Corporation, serves as investment adviser and principal underwriter for the Fund. AGAM is an indirect, wholly-owned subsidiary of American General Corporation. Josephthal & Co., Inc. ("sub-adviser") serves as sub-adviser to the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation. Securities which are traded on a recognized exchange are valued at the last sale price as of the close of business on a principal securities exchange (domestic or foreign) or, lacking any sales, at the closing bid price. Securities traded only in the over-the- counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading on the Exchange. Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents, approved by the Board of Trustees, whose quotations reflect broker/dealer supplied valuations and electronic data processing techniques. Other assets and securities for which no such quotation or valuation are readily available are valued at their fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Trustees.

Foreign Currency Translations. The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

  (i) market value of securities, other assets and other liabilities at the current rate of exchange of such currencies against U.S. dollars; and

  (ii) purchases and sales of securities, income and expenses at the rate of exchange quoted on the respective dates of such transactions.

Gains and losses that arise from changes in foreign exchange rates have been segregated from gains and losses that arise from changes in the market prices of investments. These gains and losses are included with gains and losses on foreign currency and forward foreign currency contracts. The Fund did not engage in foreign currency transactions during the period.

Forward Foreign Currency Contracts. The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or portfolio position.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period and the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined daily using forward currency exchange rates supplied by a quotation service. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

Net realized gains (losses) on forward foreign currency contracts, include net gains or losses realized by a portfolio on contracts which have matured. The Fund did not engage in such contracts during the period.

JOSEPHTHAL STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------


Note 2 - continued

Options Contracts. The Fund may use option contracts to hedge against changes in the value of securities the Fund owns or expects to purchase. The Fund may also write options on securities it owns or in which it may invest in an attempt to increase its current returns. The potential risk to the Fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments, but is generally limited to the premium originally paid. Also, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Forward Commitments. The Fund may purchase debt securities on a "when-issued" or "forward delivery" basis. Delivery and payment for securities which have been purchased or sold on a forward commitment basis can take place a month or more (not to exceed 120 days) after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund will establish a segregated account consisting of cash or liquid high-quality debt securities equal to the amount of the commitment to purchase when-issued or forward delivery securities. The value of the securities underlying a forward commitment to purchase securities, and any subsequent fluctuations in their value, is taken into account when determining the Fund's net asset value starting on the day the Fund agrees to purchase the securities. The Fund did not purchase securities on a forward commitment basis during the period.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which they sell mortgage-backed securities for normal delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at the same price on an agreed upon date. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is recorded as deferred income and amortized to income over the roll period. As the holder, the counterparty receives all principal and interest payments, including prepayments, made with respect to the similar security. Mortgage dollar rolls may be renewed with a new sale and repurchase price with a cash settlement made at renewal without physical delivery of the securities subject to the contract. The Fund did not enter into mortgage dollar rolls during the period.

Futures Contracts. The Fund may enter into futures contracts to hedge against market risk. Upon entering into a futures contract, the Fund is required to deposit with the custodian on behalf of the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount, which is known as the "initial margin". The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. Also, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Subsequent payments, called "variation margin", are made or received by the Fund, depending upon the fluctuation of the value of the futures contract. When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain/(loss). The Fund did not enter into futures contracts during the period.

Securities Lending. The Fund may lend its portfolio securities in amounts up to 33% of its total non-cash assets to brokers, dealers and other financial institutions, provided such loans are callable at any time and are at all times fully collateralized by cash, cash equivalents, short term investments or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and marked to market to the value of the loaned securities on a daily basis. The Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. Consequently, loans of portfolio securities will only be made to firms deemed by the sub-adviser to be creditworthy.

The Fund receives compensation for lending its securities either in the form of fees or by retaining a portion of interest on the investment of any cash received as collateral. Cash collateral provided is invested in the State Street Bank and Trust Company Navigator Securities Lending Trust. The related income is included as interest income in the Statements of Operations. All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and should be maintained at that level during the period of the loan. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities. No securities of the Fund were loaned during the period.

Federal Income Taxes. It is the Fund's policy to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

Distributions of Income and Gains. Dividends from net investment income and distributions of net capital gains, if any, are declared and paid to shareholders annually.

JOSEPHTHAL STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------


Note 2 - continued

Repurchase Agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement through its custodian, it receives delivery of securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to 102% of the repurchase price, and the Fund will take constructive receipt of all securities underlying the repurchase agreements until such agreements expire. If the seller defaults, the Fund would suffer a loss to the extent that proceeds from the sale of underlying securities were less than the repurchase price.

Other. Investment security transactions are accounted for on the trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund uses the First In, First Out method for determining realized gain or loss on investments, futures and foreign currency for both financial and federal income tax reporting purposes.

Capital Accounts. The Fund reports the accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain
(loss) accounts on a basis approximating amounts available for future tax distributions (or to offset future taxable realized gains when a capital loss carryforward is available). Accordingly, the Fund may periodically make reclassifications among certain capital accounts without impacting the net asset value.

3. CAPITAL SHARES. Share activity for the period ended October 31, 2000, is as follows:

                                Class A               Class B              Class C
                         ----------------------  -------------------  -------------------
                          Shares      Capital    Shares    Capital    Shares    Capital
                         ---------  -----------  -------  ----------  -------  ----------
Sold.................... 2,902,007  $28,917,035  873,524  $8,703,648  132,568  $1,317,922
Redeemed................   (48,040)    (475,758) (23,478)   (230,636)    (323)     (3,210)
                         ---------  -----------  -------  ----------  -------  ----------
 Net increase........... 2,853,967  $28,441,277  850,046  $8,473,012  132,245  $1,314,712
                         ---------  -----------  -------  ----------  -------  ----------

4. PURCHASES AND SALES OF SECURITIES. During the period ended October 31, 2000, the Fund purchased securities in the amount of $17,350,349, and received $6,358,684 in proceeds on sales of securities (excluding short-term investments).

At October 31, 2000, tax basis net unrealized depreciation was equal to the aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value as follows:

                                    Tax Basis Net
                                      Unrealized    Tax Basis    Tax Basis
                        Tax Basis    Appreciation   Unrealized   Unrealized
                          Cost      (Depreciation) Appreciation Depreciation
                        ---------   -------------- ------------ ------------
                       $39,735,013    ($594,294)     $530,017   ($1,124,311)

5. INVESTMENT ADVISORY AGREEMENTS. The Fund maintains an Investment Advisory Agreement with AGAM ("the Adviser"), pursuant to approval by the Fund's Board of Trustees and Fund shareholders. The Adviser is responsible for managing the corporate and business affairs of the Fund and for selecting and compensating sub-advisers to handle the investment and reinvestment of the assets of the Fund, subject to the supervision of the Trustees of the Fund. As compensation for its services, AGAM receives a fee from the Fund computed as an annual percentage of average net assets as follows:

                                        Between      Between
                                      $50 million  $200 million
                           First          and          and      Excess over
                        $50 million   $200 million $500 million $500 million
                        -----------   ------------ ------------ ------------
                           .900%          .850%        .825%        .800%

For the period ended October 31, 2000, AGAM paid aggregate subadvisory fees to Josephthal of $18,062. In addition, AGAM retained net investment advisory fees of $14,450 after payment of subadvisory fees.

JOSEPHTHAL STRATEGIC GROWTH FUND
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------


Note 5 - continued

Expense Reimbursement and Distribution Plan. Pursuant to the Investment Advisory Agreement, the Adviser will reduce the advisory fee, or, if necessary, reimburse the Fund for expenses (excluding taxes, portfolio brokerage commissions, interest, certain litigation and indemnification expenses and extraordinary expenses) incurred in excess (Expense limitation) of the following annual percentages of average net assets as highlighted in the table below.

The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 to use its assets to finance certain activities relating to the distribution of its shares to investors. The Plan is a "compensation" plan providing for the payment by the Fund of a monthly distribution fee to the Adviser as principal underwriter for the Fund as highlighted in the table below:

                                                              Class  Class  Class
                                                                A      B      C
                                                              -----  -----  -----
Expense limitation........................................... 1.77%  2.42%  2.42%
                                                               ----   ----   ----
Rule 12b-1 fees.............................................. 0.35%  1.00%  1.00%

In accordance with the Investment Advisory agreement, the Adviser, in addition to providing advisory services, provides accounting and administrative services for which AGAM charged $10,578 to the Fund, before reimbursement based on expense limitations, for the period ended October 31, 2000. American General Fund Distributors, Inc. received $2,670 in front end sales charges during the period.

6. TRUSTEE'S FEES. The Fund pays each Trustee who is not an employee or a director of AGAM or its affiliates a fee of $900 plus travel expenses for each Board of Trustees meeting attended and an annual retainer of $3,600.

7. OPTIONS. During the period ended October 31, 2000, the following option contracts were written:

                                                              Number of
                                                              Contracts Premium
                                                              --------- -------
 Options written.............................................     25    $8,675
 Options closed and expired..................................    (25)   (8,675)
 Balance -- October 31, 2000.................................      -    $    -

NORTH AMERICAN FUNDS
    286 Congress Street, Boston, MA 02210










1000:91326